CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Interest paid on lease liability	€ 0.8	€ 0.8	€ 1.2